SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 28, 2022	Oct. 28, 2022	Oct. 11, 2022	Jan. 26, 2022	Aug. 31, 2019	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									114,550		0
Common Stock, Shares, Issued							2,208,446		2,208,446		1,233,148	788,437
Repayments of Convertible Debt									$ 265,812
Number of common stock issued on conversion, shares					329
Number of common stock issued on conversion							$ 4,074,063		$ 17,868,097	$ 5,696,703	$ 5,696,703
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued								235,428
Repayments of Convertible Debt								$ 6,400,000
Stockholders' Equity Note, Stock Split		1-for-20 reverse split
Reverse stock split	1-for-20 reverse split
Subsequent Event [Member] | 2021 Notes [Member]
Subsequent Event [Line Items]
Remaining debt principal and accrued interest outstanding			$ 390,701
Subsequent Event [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Number of common stock issued on conversion, shares						573,944
Number of common stock issued on conversion						$ 2,100,000
Omnibus Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				150,000
Omnibus Incentive Plan [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				99,300
Omnibus Incentive Plan [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				46,367